Investee Companies and other investments (Schedule of Composition of Advances on Account of Investments) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of associates [line items]
Advances on account of investments	€ 0		$ 0	€ 1,554	€ 0
Total advances on account of investment	1,554			2,423
Manara PSP [Member]
Disclosure of associates [line items]
Advances on account of investments		[1]		869
Development Of Pv Projects In Italy [Member]
Disclosure of associates [line items]
Advances on account Talasol Project	€ 1,554			€ 1,554

[1]	Advances on account of the Manara PSP were classified to fixed assets. See Note 6B